Employee Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)	$ 27	$ 52	$ 31
Projected benefit obligation	15	25
Assets	22	28
Postretirement benefit plans
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	1	3	3
Projected benefit obligation	$ 37
Postretirement benefit plans | United States
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan eligibility age	55 years
Defined benefit plan requisite service period (in years)	10 years
Postretirement Health Coverage | United States
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	$ 76	74	72
Defined benefit plan requisite service period (in years)	5 years
Postretirement Health Coverage | Non-US
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	$ 8	$ 8	$ 7